FAIR VALUE MEASUREMENT (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Fair value measurements, Assets transfers in to Level 3	¥ 0	¥ 0	¥ 0
Fair value measurements, Assets transfers out of Level 3	0	0	0
Fair value measurements, Liability transfers in to Level 3	0	0	0
Fair value measurements, Liability transfers out of Level 3	¥ 0	¥ 0	¥ 0